Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 13,306	$ 11,483
Short-term bank deposits	2,527	5,010
Marketable securities	12,583	9,027
Accounts receivable:
Trade, net	12,146	8,405
Other	2,234	1,597
Related parties	245	208
Inventories	14,795	11,173
Deferred tax assets	47	48
Total current assets	57,883	46,951
Marketable securities	28,469	23,667
Assets held for employees' severance benefits	1,377	1,275
Deferred tax assets	114	135
Property, plant and equipment, net	1,190	837
Total assets	89,033	72,865
Current liabilities
Trade accounts payable	7,799	3,971
Other accounts payable and accrued expenses	3,914	2,460
Related parties	76	7
Total current liabilities	11,789	6,438
Long-term liability
Liability for employees' severance benefits	2,278	2,153
Total liabilities	14,067	8,591
Commitments and contingencies
Shareholders' equity
Ordinary shares, NIS 0.01 par value; 10,000,000 shares authorized; 6,940,059 and 7,022,397 issued as at December 31, 2011 and 2012, respectively; 6,925,088 and 7,007,426 outstanding as at December 31, 2011 and 2012, respectively	21	20
Additional paid-in capital	36,065	35,245
Treasury shares (at cost) - 14,971 ordinary shares as at December 31, 2011 and 2012	(38)	(38)
Retained earnings	38,918	29,047
Total shareholders' equity	74,966	64,274
Total liabilities and shareholders' equity	$ 89,033	$ 72,865